Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Premises and Equipment

Premises and equipment at March 31, 2017 and 2018 consist of the following:

	2017	2018
	(in millions of yen)
Land	575,054	566,040
Buildings	807,312	811,911
Equipment and furniture	485,407	484,102
Leasehold improvements	93,967	97,066
Construction in progress	23,093	25,849
Software	1,308,292	1,463,786

Total	3,293,125	3,448,754
Less: Accumulated depreciation and amortization	1,251,852	1,332,570

Premises and equipment—net	2,041,273	2,116,184